Accrued Expenses and Other Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2017
Accrued Expenses and Other Accounts Payable [Abstract]
Schedule of accrued expenses and other accounts payable
	December 31,
	2016	2017

Employees and payroll accruals	$11,245	$15,203
Accrued expenses	4,955	6,234
Government authorities	2,871	4,738
Other	1,219	1,614

	$20,290	$27,789